30 Salaries and social security taxes payable (Tables)	12 Months Ended
Dec. 31, 2020
Salaries And Social Security Taxes Payable
Schedule of salaries and social security taxes payable
a.	Salaries and social security taxes payable

	12.31.20	12.31.19
Non-current
Early retirements payable	24	54
Seniority-based bonus	279	273
Total non-current	303	327

Current
Salaries payable and provisions	3,376	2,866
Social security payable	332	374
Early retirements payable	26	38
Total current	3,734	3,278

Schedule of salaries and social security taxes charged to profit or loss
b.	Salaries and social security taxes charged to profit or loss

	12.31.20	12.31.19	12.31.18
Salaries	8,147	8,574	9,077
Social security taxes	3,168	3,335	3,530
Total salaries and social security taxes	11,315	11,909	12,607